LOAN RECEIVABLE (Details Narrative)	15 Months Ended
Jun. 30, 2024 USD ($)
Anhui zhongjun enterprise management [member]
IfrsStatementLineItems [Line Items]
Borrowing costs incurred	$ 10,768,000